Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, ¥ in Millions	Aug. 21, 2025 HKD ($)	Jul. 10, 2025 $ / shares shares	Jul. 02, 2025 CNY (¥)
Subsequent Events [Line Items]
Purchase price (in Dollars) | $	$ 10,000
Mr. Jinchun Cheng [Member]
Subsequent Events [Line Items]
Issued guarantee (in Yuan Renminbi) | ¥			¥ 2
Annual interest rate			3.80%
Sure Good Co., Limited [Member]
Subsequent Events [Line Items]
Acquisition percentage	100.00%
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary share issued subdivided shares (in Shares) | shares		200
Ordinary shares par value (in Dollars per share) | $ / shares		$ 0.0005